ACTIVE ASSETS INSTITUTIONAL MONEY TRUST (Prospectus Summary) | ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
Active Assets Institutional Money Trust
Investment Objectives
The Fund is a money market fund that seeks high current income, preservation of capital and liquidity.

Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges or distribution and service (12b-1) fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
Advisory fee		0.10%
Distribution and service (12b-1) fees		none
Other expenses		0.08%
Total annual Fund operating expenses	[1]	0.18%
[1]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., and the Fund's "Administrator," Morgan Stanley Services Company Inc., have contractually agreed to assume all operating expenses of the Fund (except for brokerage fees) and to waive the advisory fee and administration fee, as applicable, to the extent that such expenses and fees on an annualized basis exceeds 0.20% of the average daily net assets of the Fund. This arrangement had no effect during the most recent fiscal year. In addition, the Fund's Adviser and Administrator have agreed to waive and/or reimburse all or a portion of the Fund's advisory fee and administration fee, respectively, to the extent that total expenses exceed total income of the Fund on a daily basis. These fee waivers and/or expense reimbursements are expected to continue for one year or until such time that the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example
The example below is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a

5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST	18	58	101	230

Principal Investment Strategies
The Fund invests in high quality, short-term debt obligations. In selecting investments, the Adviser seeks to maintain the Fund's share price at $1.00.

The Fund's investments include the following money market instruments:

corporate obligations (including but not limited to commercial paper); debt obligations of U.S.-regulated banks (including domestic branches of foreign banks) and instruments secured by those obligations (including certificates of deposit); certificates of deposit of savings banks and savings and loan associations; debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities,

including U.S. government securities guaranteed under the Federal Deposit

Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program;

repurchase agreements; U.S. dollar-denominated foreign bank obligations;

asset-backed securities; and tax-exempt variable rate demand notes.

Principal Risks
There is no assurance that the Fund will achieve its investment objectives.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

• Credit and Interest Rate Risk. Debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Credit risk is generally considered to be minimal with respect to the Fund's investments in U.S.

  government securities. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S.

  government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities Risk. Asset-backed securities involve the risk that various federal and state consumer laws and other legal regulatory and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset.

• Tax-Exempt Variable Rate Demand Notes Risk. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

• Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund's right to control the collateral and result in certain costs and delays.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance
The bar chart and table below provide some indication of the risks of investing in the

Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the one, five and 10 year periods. The Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 869-NEWS.

Annual Total Returns--Calendar Years

The year-to-date total return as of September 30, 2011 was 0.06%.

Best Quarter (ended March 31, 2001): 1.41%

Worst Quarter (ended March 31, 2010): 0.01%

Average Annual Total Returns (as of December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST	Active Assets Institutional Money Trust	0.12%	2.63%	2.44%

For the Fund's most recent 7-day annualized yield you may call toll-free (800)

869-NEWS.